Income Taxes - Operating Loss Carryforwards (Details) $ in Thousands	12 Months Ended
Apr. 24, 2016 USD ($)
Operating loss carryforwards
Period of cumulative loss	3 years
Federal
Operating loss carryforwards
Net operating loss carryforwards	$ 45,432
Unrecognized tax benefits	15,740
Federal | IC Holdings, Inc. & Sub
Operating loss carryforwards
Net operating loss carryforwards	10,967
State
Operating loss carryforwards
Net operating loss carryforwards	390,804
Unrecognized tax benefits	$ 16,733